Expense Example	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A 1 Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A 3 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A 5 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A 10 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C 1 Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C 3 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C 5 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C 10 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I 1 Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I 3 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I 5 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I 10 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A 1 Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A 3 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A 5 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A 10 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C 1 Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C 3 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C 5 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C 10 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I 1 Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I 3 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I 5 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I 10 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A 1 Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A 3 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A 5 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A 10 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C 1 Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C 3 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C 5 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C 10 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I 1 Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I 3 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I 5 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I 10 Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A 1 Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A 3 Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A 5 Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A 10 Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C 1 Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C 3 Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C 5 Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C 10 Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I 1 Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I 3 Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I 5 Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I 10 Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A 1 Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A 3 Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A 5 Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A 10 Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class C 1 Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class C 3 Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class C 5 Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class C 10 Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class I 1 Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class I 3 Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class I 5 Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class I 10 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W 1 Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W 3 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W 5 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W 10 Years
USD ($)	395	545	707	1,179	249	462	797	1,543	47	148	258	579	409	617	841	1,486	263	534	931	1,842	61	222	398	905	389	558	740	1,269	243	475	831	1,630	41	161	292	675	389	530	684	1,131	243	447	774	1,496	41	133	233	528	415	606	812	1,408	269	523	902	1,766	67	211	368	822	22	116	269	714